12. Commitments and Contingencies (Details)	Sep. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payment 2019	$ 2,137
Future minimum lease payment 2020	1,336
Future minimum lease payment 2021	1,336
Future minimum lease payment 2022 and thereafter	$ 9,349